UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21219
Eaton Vance Insured Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2007

Item 1. Schedule of Investments

Eaton Vance Insured Municipal Bond Fund II                                                                                 as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 180.4%

Principal
Amount
(000's omitted)	Security	Value
Electric Utilities — 1.0%
$1,600	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$1,575,872
		$1,575,872
Escrowed / Prerefunded — 1.9%
$1,250	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (1)	$1,506,087
1,000	Highlands County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/13, 5.375%, 11/15/35	1,071,160
390	New York City, NY, Prerefunded to 1/15/13, 5.25%, 1/15/33	415,315
		$2,992,562
General Obligations — 4.0%
$2,215	California, 5.50%, 11/1/33	$2,364,778
3,610	New York City, NY, 5.25%, 1/15/33	3,756,746
		$6,121,524
Hospital — 9.6%
$1,275	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$1,276,250
3,335	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	3,362,080
400	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	402,372
900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	900,234
750	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	766,733
380	Cuyahoga County, OH, (Cleveland Clinic Health System), 5.50%, 1/1/29	399,904
500	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	520,260
2,255	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	443,829
5,000	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	921,650
1,000	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,024,280
4,500	South Miami, FL, Health Facility Authority, (Baptist Health), Prerefunded to 2/1/13, 5.25%, 11/15/33	4,770,945
		$14,788,537

Industrial Development Revenue — 3.3%
$5,000	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	$5,045,900
		$5,045,900
Insured-Electric Utilities — 19.0%
$1,000	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$1,049,460
22,685	Chelan County, WA, Public Utility District No. 1, (Columbia River), (MBIA), 0.00%, 6/1/23	10,742,935
3,900	JEA, FL, Electric System Revenue, (FSA), 5.00%, 10/1/34	3,962,868
11,505	Long Island Power Authority, NY, Electric Systems Revenue, (FGIC), 5.00%, 12/1/23 (2)	12,013,828
1,500	Municipal Energy Agency, NE, (Power Supply System), (FSA), 5.00%, 4/1/36	1,535,265
		$29,304,356
Insured-Escrowed/Prerefunded — 6.7%
$4,610	Texas Southmost Regional Water Authority, (MBIA), Prerefunded to 9/1/12, 5.00%, 9/1/32	$4,826,486
5,335	University of California, (AMBAC), Prerefunded to 9/1/27, 5.00%, 9/1/27	5,528,020
		$10,354,506
Insured-General Obligations — 27.5%
$2,550	Butler County, KS, Unified School District No. 394, (FSA), 3.50%, 9/1/24	$2,212,482
4,885	California, (AMBAC), 4.25%, 12/1/35	4,445,790
4,915	California, (XLCA), 5.00%, 10/1/28 (2)	5,029,816
12,165	Chabot-Las Positas, CA, Community College District, (AMBAC), 0.00%, 8/1/43	1,939,588
1,515	Chicago, IL, (MBIA), 5.00%, 1/1/42	1,537,922
17,000	Coast Community College District, CA, (Election of 2002), (FSA), 0.00%, 8/1/33	4,297,600
1,000	District of Columbia, Variable Rate, (FGIC), 6.438%, 6/1/33 (1)(3)	1,000,020
2,500	Frisco, TX, Independent School District, (MBIA), 4.50%, 8/15/40	2,348,900
4,830	King County, WA, (MBIA), 5.25%, 1/1/34	4,904,092
6,250	Philadelphia, PA, (FSA), 5.00%, 9/15/31 (2)	6,347,656
5,490	Port Orange, FL, Capital Improvements, (FGIC), 5.00%, 10/1/35	5,627,744
2,820	Texas, (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/35	2,691,211
		$42,382,821

Insured-Hospital — 6.5%
$9,000	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (FSA), 5.25%, 8/15/38 (2)	$9,954,540
		$9,954,540
Insured-Industrial Development Revenue — 1.7%
$2,590	Monroe County, GA, Development Authority, Pollution Control, (Georgia Power Co.), (AMBAC), 4.90%, 7/1/36	$2,612,196
		$2,612,196
Insured-Lease Revenue / Certificates of Participation — 2.8%
$4,250	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$4,383,748
		$4,383,748
Insured-Other Revenue — 1.0%
$1,500	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$1,532,910
		$1,532,910
Insured-Private Education — 3.7%
$2,500	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$3,023,625
2,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,601,050
		$5,624,675
Insured-Public Education — 2.3%
$3,500	College of Charleston, SC, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	$3,615,465
		$3,615,465
Insured-Sewer Revenue — 2.4%
$1,100	Marysville, OH, Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$1,072,214
2,575	Tacoma, WA, Sewer Revenue, (FGIC), 5.00%, 12/1/31	2,622,406
		$3,694,620
Insured-Special Assessment Revenue — 4.4%
$6,500	San Jose, CA, Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32 (2)	$6,781,796
		$6,781,796
Insured-Special Tax Revenue — 4.3%
$4,000	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 5.25%, 6/15/42	$4,178,640
2,500	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	2,484,575
		$6,663,215

Insured-Transportation — 31.0%
$1,000	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$1,013,420
11,900	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/22	5,889,548
2,990	Metropolitan Transportation Authority, NY, (FGIC), 4.75%, 11/15/37 (4)	2,995,920
10,000	Minneapolis-St Paul, MN, Metropolitan Airports Commission, (FGIC), 4.50%, 1/1/32 (4)	9,567,700
13,885	Nevada Department of Business and Industry, (Las Vegas Monorail-1st Tier), (AMBAC), 0.00%, 1/1/20	7,795,178
10,000	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42 (5)	10,164,800
10,000	Triborough Bridge and Tunnel Authority, NY, (MBIA), 5.00%, 11/15/32	10,271,100
		$47,697,666
Insured-Utilities — 4.0%
$6,000	Philadelphia, PA, Gas Works Revenue, (FSA), 5.00%, 8/1/32	$6,117,960
		$6,117,960
Insured-Water and Sewer — 11.9%
$2,240	Atlanta, GA, Water and Sewer, (FGIC), 5.00%, 11/1/38 (5)(6)	$2,243,337
1,000	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39 (5)	947,790
1,950	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 5.00%, 6/15/38	1,996,449
11,390	Pearland, TX, Waterworks and Sewer Systems, (MBIA), 3.50%, 9/1/31	9,138,083
3,825	Pittsburgh, PA, Water and Sewer Authority, (AMBAC), 5.125%, 12/1/27 (2)	4,019,450
		$18,345,109
Insured-Water Revenue — 29.1%
$4,895	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39	$4,985,804
7,000	Contra Costa, CA, Water District, (FSA), 5.00%, 10/1/32 (2)	7,188,777
10,350	Detroit, MI, Water Supply System, (MBIA), 5.00%, 7/1/34 (2)	10,578,735
6,500	Los Angeles, CA, Department of Water and Power, Water Revenue, (FGIC), 5.00%, 7/1/43	6,604,585
6,110	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	5,271,769
7,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36	7,177,030
2,870	San Antonio, TX, Water Revenue, (FGIC), 5.00%, 5/15/23	2,961,639
		$44,768,339

Special Tax Revenue — 1.5%
$750	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$779,115
1,480	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	1,576,570
		$2,355,685
Utilities — 0.8%
$1,500	Goodyear, AZ, (MBIA), 3.00%, 7/1/26	$1,169,820
		$1,169,820
Total Tax-Exempt Investments — 180.4% (identified cost $269,941,160)		$277,883,822
Other Assets, Less Liabilities — (23.6)%		$(36,326,915)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.8)%		$(87,507,488)
Net Assets Applicable to Common Shares — 100.0%		$154,049,419

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 87.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 29.4% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $2,506,107 or 1.6% of the Fund’s net assets applicable to common shares.

(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2007.
(4)	When-issued security.
(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
09/07	376 U.S. Treasury Bond	Short	$(40,779,501)	$(40,514,000)	$265,501

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services, Inc.	$6,150,000	4.006%	USD-BMA Municipal Swap Index	August 7, 2007/ August 7, 2037	$250,914
Citibank, N.A.	$7,100,000	3.925%	USD-BMA Municipal Swap Index	August 16, 2007/ August 16, 2027	$243,526
Lehman Brothers, Inc.	$6,000,000	5.956%	3 month USD- LIBOR-BBA	March 25, 2008/ March 25, 2038	$(99,906)
					$394,534

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$230,541,021
Gross unrealized appreciation	$9,082,617
Gross unrealized depreciation	(1,309,816)
Net unrealized appreciation	$7,772,801

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Municipal Bond Fund II

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	August 27, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	August 27, 2007